Fee and Commission Income - Summary of Fee and Commission Income (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Fee and commission income from:
Loans	¥ 60,585	¥ 55,601
Credit card business	160,119	146,308
Guarantees	32,579	32,459
Securities-related business	84,673	75,761
Deposits	8,300	7,314
Remittances and transfers	72,036	67,867
Safe deposits	2,021	2,106
Trust fees	2,631	2,243
Investment trusts	93,860	71,930
Agency	4,574	3,973
Others	86,779	76,826
Total fee and commission income	¥ 608,157	¥ 542,388